LOANS AND OTHER FINANCING - Financial Assets (Details) $ in Thousands, $ in Millions	Feb. 27, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Disclosure of detailed information about borrowings [line items]
Financial assets	$ 8,563	$ 1,861,901,319	$ 1,928,871,913
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets		499,903,912
Guarantees Financials Assets Credit Impaired | Allowances for loans losses
Disclosure of detailed information about borrowings [line items]
Financial assets		7,791,435
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets		507,461
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets		81,439
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets		342,285
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Mortgage Loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets		736,553
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Personal Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		1,532,260
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets		186,865
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Credit Card Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		1,565,436
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Others
Disclosure of detailed information about borrowings [line items]
Financial assets		2,839,136
Guarantees Financials Assets Credit Impaired | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Financial assets		12,308,901
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets		551,809
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets		98,744
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets		453,933
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Mortgage Loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets		1,514,022
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Personal Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		1,615,016
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets		258,972
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Credit Card Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		1,659,828
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Others
Disclosure of detailed information about borrowings [line items]
Financial assets		6,156,577
Guarantees Financials Assets Credit Impaired | Fair value
Disclosure of detailed information about borrowings [line items]
Financial assets		4,524,286
Guarantees Financials Assets Credit Impaired | Fair value | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets		34,794
Guarantees Financials Assets Credit Impaired | Fair value | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets		73,270
Guarantees Financials Assets Credit Impaired | Fair value | Mortgage Loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets		814,204
Guarantees Financials Assets Credit Impaired | Fair value | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets		648,882
Guarantees Financials Assets Credit Impaired | Fair value | Others
Disclosure of detailed information about borrowings [line items]
Financial assets		2,953,136
Guarantees Financials Assets Credit Impaired | Book value
Disclosure of detailed information about borrowings [line items]
Financial assets		4,517,466
Guarantees Financials Assets Credit Impaired | Book value | Overdrafts
Disclosure of detailed information about borrowings [line items]
Financial assets		44,348
Guarantees Financials Assets Credit Impaired | Book value | Financial Lease
Disclosure of detailed information about borrowings [line items]
Financial assets		17,305
Guarantees Financials Assets Credit Impaired | Book value | Documents
Disclosure of detailed information about borrowings [line items]
Financial assets		111,648
Guarantees Financials Assets Credit Impaired | Book value | Mortgage Loans [member]
Disclosure of detailed information about borrowings [line items]
Financial assets		777,469
Guarantees Financials Assets Credit Impaired | Book value | Personal Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		82,756
Guarantees Financials Assets Credit Impaired | Book value | Pledge loans
Disclosure of detailed information about borrowings [line items]
Financial assets		72,107
Guarantees Financials Assets Credit Impaired | Book value | Credit Card Loans
Disclosure of detailed information about borrowings [line items]
Financial assets		94,392
Guarantees Financials Assets Credit Impaired | Book value | Others
Disclosure of detailed information about borrowings [line items]
Financial assets		$ 3,317,441